Stock Issuance and Exchange (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended			0 Months Ended			9 Months Ended
	Sep. 29, 2010	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Sep. 29, 2010 Series A Preferred Stock [Member]	Sep. 29, 2010 Series B Preferred Stock [Member]	Dec. 22, 2010 Common Stock Private Placement [Member]	Sep. 29, 2010 Management [Member] Common Stock Private Placement [Member]	Dec. 31, 2012 Prior to February 15, 2014 [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 After February 15, 2014 [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 During First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 After First Eight Years from Date of Issuance [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Ineligible as CDFI for 180 Days [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Ineligible as CDFI for 270 Days [Member] Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value					$ 18,000,000	$ 18,000,000
Stock Issued During Period, Shares, New Issues							82,906	400,000
Shares Issued, Price Per Share							$ 10.00	$ 10.00
Proceeds from Issuance of Private Placement							829,060	4,000,000.0
Proceeds from Issuance of Preferred Stock and Preference Stock		0	0	22,000,000		4,000,000
Stock Issuance, Value	$ 8,000,000			$ 4,829,060		$ 4,000,000
Preferred Stock, Dividend Rate, Percentage									5.00%	9.00%	2.00%	9.00%	5.00%	9.00%
Common Stock Par Value Per Share		$ 0.01	$ 0.01				$ 0.01